Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	£ 3,194	£ 3,604
Intangible assets other than goodwill at end of period	3,534	3,194
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	9,702	10,101
Acquisitions	423	56
Additions	304	304
Disposals/reclassified as held for sale	(174)	(144)
Transfers		(23)
Exchange translation differences	440	(592)
Intangible assets other than goodwill at end of period	10,695	9,702
Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	6,508	6,497
Charge for the year	512	516
Disposals/reclassified as held for sale	(137)	(131)
Exchange translation differences	278	(374)
Intangible assets other than goodwill at end of period	7,161	6,508
Acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,058
Intangible assets other than goodwill at end of period	2,317	2,058
Acquired intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	7,011	7,551
Acquisitions	423	56
Disposals/reclassified as held for sale	(26)	(102)
Transfers		(23)
Exchange translation differences	341	(471)
Intangible assets other than goodwill at end of period	7,749	7,011
Acquired intangible assets [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,953	5,032
Charge for the year	287	313
Disposals/reclassified as held for sale	(26)	(88)
Exchange translation differences	218	(304)
Intangible assets other than goodwill at end of period	5,432	4,953
Acquired intangible assets [member] | Market and customer-related [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,612
Intangible assets other than goodwill at end of period	1,859	1,612
Acquired intangible assets [member] | Market and customer-related [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,519	3,872
Acquisitions	310	32
Disposals/reclassified as held for sale	(15)	(26)
Transfers		(50)
Exchange translation differences	211	(309)
Intangible assets other than goodwill at end of period	4,025	3,519
Acquired intangible assets [member] | Market and customer-related [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,907	1,893
Charge for the year	169	188
Disposals/reclassified as held for sale	(15)	(16)
Exchange translation differences	105	(158)
Intangible assets other than goodwill at end of period	2,166	1,907
Acquired intangible assets [member] | Content, software and other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	446
Intangible assets other than goodwill at end of period	458	446
Acquired intangible assets [member] | Content, software and other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,492	3,679
Acquisitions	113	24
Disposals/reclassified as held for sale	(11)	(76)
Transfers		27
Exchange translation differences	130	(162)
Intangible assets other than goodwill at end of period	3,724	3,492
Acquired intangible assets [member] | Content, software and other [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,046	3,139
Charge for the year	118	125
Disposals/reclassified as held for sale	(11)	(72)
Exchange translation differences	113	(146)
Intangible assets other than goodwill at end of period	3,266	3,046
Internally developed intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,136
Intangible assets other than goodwill at end of period	1,217	1,136
Internally developed intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,691	2,550
Additions	304	304
Disposals/reclassified as held for sale	(148)	(42)
Exchange translation differences	99	(121)
Intangible assets other than goodwill at end of period	2,946	2,691
Internally developed intangible assets [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,555	1,465
Charge for the year	225	203
Disposals/reclassified as held for sale	(111)	(43)
Exchange translation differences	60	(70)
Intangible assets other than goodwill at end of period	£ 1,729	£ 1,555